Derivatives - Cash Flow Hedges (Details) - Foreign Currency Forward Contracts - Designated Hedges - Cash flow hedges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivatives
Aggregate fair value of contracts	$ 200	$ 1,400
Net unrealized gains (losses), included in Other Comprehensive Income	(467)	3,938	$ (1,465)
Net realized gains (losses), reclassifications from OCI to the Income Statement	$ 244	$ 640	$ 1,011
Maximum
Derivatives
Maturity period of derivative contracts	12 months